Biological assets (Tables)	12 Months Ended
Jun. 30, 2023
Biological Assets [Abstract]
Changes in biological assets
Changes in biological assets were as follows:

Biological assets £ million
Fair value
At 30 June 2021	66
Exchange differences	10
Transferred to inventories	(11)
Fair value change	(5)
Farming cost capitalised	34
At 30 June 2022	94
Exchange differences	15
Transferred to inventories	(8)
Fair value change	—
Farming cost capitalised	55
At 30 June 2023	156